T. ROWE PRICE Target 2020 Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.6%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  59,708 3,755 3,334 12,895,306 60,350
New Income Fund  46,230 3,599 2,876 5,848,769 46,264
International Bond Fund (USD
Hedged)  16,467 664 1,037 2,006,687 16,294
Emerging Markets Bond Fund  12,640 622 889 1,491,687 12,828
Dynamic Global Bond Fund  11,863 847 776 1,473,700 11,524
High Yield Fund  11,133 707 692 2,003,122 11,458
U.S. Treasury Long-Term Index
Fund  10,884 993 880 1,386,029 10,631
Floating Rate Fund  5,204 251 768 523,954 4,831
Total Bond Mutual Funds (Cost $194,370) 174,180
EQUITY MUTUAL FUNDS 39.9%
T. Rowe Price Funds:
Value Fund  19,384 582 2,184 466,259 18,977
Growth Stock Fund (2) 21,578 583 4,780 219,214 18,660
Equity Index 500 Fund  12,037 429 1,210 94,263 11,201
Overseas Stock Fund  10,229 314 1,321 768,424 9,321
U.S. Large-Cap Core Fund  6,706 1,423 404 248,527 8,348
International Value Equity Fund  8,612 269 1,174 517,341 8,096
International Stock Fund  8,713 264 1,259 430,818 7,862
Real Assets Fund  5,648 1,540 366 524,406 7,221
Hedged Equity Fund  – 6,580 – 649,586 6,619
Mid-Cap Growth Fund  4,692 148 232 48,926 4,970
Mid-Cap Value Fund  4,390 133 310 148,079 4,662
Emerging Markets Discovery
Stock Fund  3,874 120 702 276,912 3,625
Small-Cap Stock Fund  3,060 102 342 54,082 3,048
Emerging Markets Stock Fund  3,107 99 324 83,972 2,915
Small-Cap Value Fund  2,579 82 129 54,727 2,767
U.S. Equity Research Fund  4,457 130 2,395 56,448 2,485
New Horizons Fund (2) 1,961 66 104 38,014 2,099
Total Equity Mutual Funds (Cost $95,038) 122,876
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  37 2,802 2,804 340 34
Total Other Mutual Funds (Cost $34) 34

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 10,493 7,145 6,744 10,893,917 10,894
Total Short-Term Investments (Cost $10,894) 10,894
Total Investments in Securities 100.0%
(Cost $300,336) $ 307,984
Other Assets Less Liabilities (0.0)% (114)
Net Assets 100.0% $ 307,870
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (133) $ (410) $ 154
Emerging Markets Bond Fund  (215) 455 210
Emerging Markets Discovery Stock Fund  (118) 333 —
Emerging Markets Stock Fund  11 33 —
Equity Index 500 Fund  967 (55) 47
Floating Rate Fund  (36) 144 114
Growth Stock Fund  574 1,279 —
Hedged Equity Fund  — 39 —
High Yield Fund  (91) 310 209
International Bond Fund (USD Hedged)  (199) 200 152
International Stock Fund  143 144 —
International Value Equity Fund  181 389 —
Limited Duration Inflation Focused Bond Fund  (221) 221 —
Mid-Cap Growth Fund  10 362 —
Mid-Cap Value Fund  8 449 —
New Horizons Fund  4 176 —
New Income Fund  (470) (689) 511
Overseas Stock Fund  258 99 —
Real Assets Fund  (32) 399 —
Small-Cap Stock Fund  26 228 —
Small-Cap Value Fund  6 235 —
Transition Fund  (24) (1) 2
U.S. Equity Research Fund  60 293 —
U.S. Large-Cap Core Fund  (4) 623 —
U.S. Treasury Long-Term Index Fund  (287) (366) 100
Value Fund  175 1,195 —
U.S. Treasury Money Fund, 5.40% — — 160
Totals $ 593# $ 6,085 $ 1,659+

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,659 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2020 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Target 2020 Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F185-054Q1 08/23